Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Shares Issued and Fully Paid
Shares issued and fully paid

	At December 31,
	2018		2019		2020
	Shares	Amount	Shares	Amount	Shares	Amount
	(in thousands, except for share data)
Ordinary shares	94,732,539	€1,895	95,587,146	€1,912	133,934,090	€2,678
Converted to U.S. dollars at historical exchange rates		$2,384		$2,403		$3,269